Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jul. 02, 2022	Jul. 02, 2022
Stock-based compensation expense
Stock-based compensation expense	$ 1,114	$ 7,825
Cost of revenue
Stock-based compensation expense
Stock-based compensation expense	121	121
General and administrative expenses
Stock-based compensation expense
Stock-based compensation expense	$ 993	$ 7,704